Property and Equipment, Net - Schedule of Estimated Useful Lives of Assets and Property and Equipment, Net (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,836,413	$ 1,824,761
Accumulated depreciation	(1,337,862)	(1,028,821)
Property and equipment, net	498,551	795,940
Computer Equipment and Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	366,556	354,903
Furniture, Fixtures, and Other
Property, Plant and Equipment [Line Items]
Property and equipment, gross	718,955	718,955
Laboratory Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	376,805	376,806
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 374,097	$ 374,097